Equity Incentive Plan - Unrecognized Compensation Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Unrecognized Compensation Cost [Abstract]
2015	$ 4,673
2016	1,130
2017	81
Total	$ 5,884